Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers
Recognition of price differential	$ 4,458,676	$ 13,012,975
Cash flow hedging.
Revenue from contracts with customers
Result of hedges for future exports	40,114	(656,746)
Result from operations with derivative financial instruments	$ (130,737)	$ (16,805)